EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.5%
	ADVERTISING & MARKETING - 2.6%
19,563	Interpublic Group of Companies, Inc. (The)(d)	$ 651,644

	AEROSPACE & DEFENSE - 1.5%
6,529	Aerojet Rocketdyne Holdings, Inc.(a)	365,167

	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
32	Carter's, Inc.	2,388

	ASSET MANAGEMENT - 6.0%
7,700	Ares Management Corporation, Class A	526,988
701	F&G Annuities & Life, Inc.(a)	14,027
4,250	LPL Financial Holdings, Inc.	918,722
		1,459,737
	BEVERAGES - 2.7%
1,307	Coca-Cola Consolidated, Inc.	669,655

	BIOTECH & PHARMA - 3.9%
8,166	Halozyme Therapeutics, Inc.(a)(d)	464,645
4,201	Horizon Therapeutics plc(a)	478,074
		942,719
	CHEMICALS - 1.5%
1,988	Avery Dennison Corporation(d)	359,828

	COMMERCIAL SUPPORT SERVICES - 6.5%
3,545	AMN Healthcare Services, Inc.(a)	364,497
4,205	Brink's Company (The)	225,851
9,910	Robert Half International, Inc.	731,655
3,836	TriNet Group, Inc.(a)	260,081
		1,582,084
	CONTAINERS & PACKAGING - 3.1%
6,641	Berry Global Group, Inc.	401,316
4,288	Crown Holdings, Inc.	352,516
		753,832

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	ELECTRICAL EQUIPMENT - 2.6%
2,529	A O Smith Corporation(d)	$ 144,760
2,433	Chase Corporation	209,871
1,677	Generac Holdings, Inc.(a)(d)	168,807
437	Hubbell, Inc.(d)	102,555
		625,993
	ENGINEERING & CONSTRUCTION - 2.0%
3,412	Quanta Services, Inc.(d)	486,210

	ENTERTAINMENT CONTENT - 0.6%
1,384	Take-Two Interactive Software, Inc.(a)(d)	144,116

	GAMING REITS - 0.1%
397	Gaming and Leisure Properties, Inc.	20,680

	HEALTH CARE FACILITIES & SERVICES - 6.2%
435	Chemed Corporation(d)	222,037
5,044	Henry Schein, Inc.(a)	402,864
1,511	Medpace Holdings, Inc.(a)(d)	320,952
1,705	Molina Healthcare, Inc.(a)(d)	563,025
		1,508,878
	INDUSTRIAL SUPPORT SERVICES - 2.7%
1,880	United Rentals, Inc.(a)(d)	668,190

	INSURANCE - 1.2%
2,394	Assurant, Inc.(d)	299,394

	INTERNET MEDIA & SERVICES - 1.3%
5,839	Shutterstock, Inc.(d)	307,832

	LEISURE FACILITIES & SERVICES - 3.8%
6,036	Dine Brands Global, Inc.	389,925
3,100	Jack in the Box, Inc.	211,513
1,394	Vail Resorts, Inc.	332,260
		933,698

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	LEISURE PRODUCTS - 2.5%
7,460	OneWater Marine, Inc.(a)	$ 213,356
3,876	Polaris, Inc.	391,476
		604,832
	MACHINERY - 5.2%
5,500	Donaldson Company, Inc.	323,785
3,496	Lincoln Electric Holdings, Inc.(d)	505,137
3,872	Toro Company (The)(d)	438,310
		1,267,232
	MEDICAL EQUIPMENT & DEVICES - 6.6%
8,068	Bruker Corporation(d)	551,448
6,429	Globus Medical, Inc., Class A(a)(d)	477,482
1,283	QuidelOrtho Corporation(a)	109,915
7,128	Surmodics, Inc.(a)	243,207
8,412	Vericel Corporation(a)(d)	221,572
		1,603,624
	OIL & GAS PRODUCERS - 2.0%
3,700	Denbury, Inc.(a)	321,974
640	Murphy USA, Inc.(d)	178,906
		500,880
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
13,862	Core Laboratories N.V.	280,983

	PUBLISHING & BROADCASTING - 0.4%
500	Nexstar Media Group, Inc.(d)	87,515

	RETAIL - CONSUMER STAPLES - 3.6%
6,800	BJ's Wholesale Club Holdings, Inc.(a)	449,888
1,935	Casey's General Stores, Inc.	434,117
		884,005
	RETAIL - DISCRETIONARY - 0.5%
1,125	Williams-Sonoma, Inc.(d)	129,285

	SEMICONDUCTORS - 2.3%
1,607	Marvell Technology, Inc.	59,523

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	SEMICONDUCTORS - 2.3% (Continued)
5,476	Semtech Corporation(a)	$ 157,106
4,064	Teradyne, Inc.	354,990
		571,619
	SOFTWARE - 13.3%
13,376	Agilysys, Inc.(a)	1,058,576
20,375	American Software, Inc., Class A	299,105
16,206	Calix, Inc.(a)	1,108,976
8,148	CommVault Systems, Inc.(a)	512,020
4,186	Envestnet, Inc.(a)(d)	258,276
37	Omnicell, Inc.(a)(d)	1,866
		3,238,819
	SPECIALTY FINANCE - 1.6%
10,318	Fidelity National Financial, Inc.(d)	388,163

	TECHNOLOGY HARDWARE - 3.1%
22,201	Extreme Networks, Inc.(a)	406,500
20,602	Sonos, Inc.(a)(d)	348,174
		754,674
	TECHNOLOGY SERVICES - 3.4%
2,728	Euronet Worldwide, Inc.(a)	257,469
762	Fair Isaac Corporation(a)	456,118
2,807	TTEC Holdings, Inc.	123,873
		837,460
	TRANSPORTATION & LOGISTICS - 1.5%
225	GXO Logistics, Inc.(a)(d)	9,605
2,160	Landstar System, Inc.(d)	351,864
225	RXO, Inc.(a)(d)	3,870
225	XPO Logistics, Inc.(a)(d)	7,490
		372,829

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

	TOTAL COMMON STOCKS (Cost $14,007,719)	$ 23,303,965

	SHORT-TERM INVESTMENTS — 31.8%
	COLLATERAL FOR SECURITIES LOANED – 31.8%
7,764,427	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $7,764,427)(c)(e)	7,764,427

	TOTAL INVESTMENTS – 127.3% (Cost $21,772,146)	$ 31,068,392
	OTHER ASSETS IN EXCESS OF LIABILITIES- (27.3)%	(6,671,338)
	NET ASSETS - 100.0%	$ 24,397,054

LLC	- Limited Liability Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $7,568,021.
(e)	Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total Collateral had a value of $7,764,427 at December 31, 2022.